Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) Derivative	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) Derivative	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2021 DKK (kr) Derivative	Sep. 30, 2021 GBP (£) Derivative	Sep. 30, 2021 EUR (€) Derivative
Significant Accounting Policies [Line Items]
Fair value of mortgage notes and repurchase agreements					$ 24,300
Fair value of derivatives					5,400
Derivative liability, fair value, gross liability					5,200
Deferred income	$ 7,323		$ 7,323		11,111	$ 6,707
Organization and offering expenses	$ 351,839		$ 351,839		$ 96,371	63,341
Minimum REIT distribution percentage	90.00%		90.00%		90.00%		90.00%	90.00%	90.00%
Income tax expense	$ 100	$ 30	$ 200	$ 40	$ 1,200	100
Deferred tax liability, net	9,800		9,800		1,200	100
Foreign currency translation and transaction losses	(11,400)		(16,800)
Secured financings on investments in real estate debt of fair value below outstanding principal balance	26,800		26,800
Hospitality Investments [Member]
Significant Accounting Policies [Line Items]
Deferred tax liability, net	1,200		1,200		1,200
Triple Net Sale And Leaseback Property [Member]
Significant Accounting Policies [Line Items]
Deferred tax liability, net					8,600
Advanced Organization And Offering Costs
Significant Accounting Policies [Line Items]
Organization and offering expenses	$ 4,735		$ 4,735		$ 5,830	$ 7,290
Interest Rate Cap
Significant Accounting Policies [Line Items]
Derivative, number of instruments held | Derivative	15		15				15	15	15
Derivative, aggregate notional value	$ 3,000,000		$ 3,000,000
Interest Rate Swap
Significant Accounting Policies [Line Items]
Derivative, number of instruments held | Derivative	2		2				2	2	2
Derivative, aggregate notional value	$ 252,200		$ 252,200
Currency Swap
Significant Accounting Policies [Line Items]
Derivative, number of instruments held							1	4	2
Derivative, aggregate notional value							kr 165,000,000	£ 268,000,000	€ 85,000,000
Class S Shares (Member)
Significant Accounting Policies [Line Items]
Upfront selling commissions and dealer manager fee percentage					3.50%
Annual stockholder servicing fee percentage	0.85%		0.85%		0.85%		0.85%	0.85%	0.85%
Class S Shares (Member) | Maximum
Significant Accounting Policies [Line Items]
Upfront selling commissions and dealer manager fee percentage	3.50%		3.50%				3.50%	3.50%	3.50%
Class T Shares (Member)
Significant Accounting Policies [Line Items]
Upfront selling commissions and dealer manager fee percentage					3.50%
Annual stockholder servicing fee percentage	0.85%		0.85%		0.85%		0.85%	0.85%	0.85%
Class T Shares (Member) | Maximum
Significant Accounting Policies [Line Items]
Upfront selling commissions and dealer manager fee percentage	3.50%		3.50%				3.50%	3.50%	3.50%
Class D Shares (Member)
Significant Accounting Policies [Line Items]
Upfront selling commissions and dealer manager fee percentage					1.50%
Annual stockholder servicing fee percentage	0.25%		0.25%		0.25%		0.25%	0.25%	0.25%
Class D Shares (Member) | Maximum
Significant Accounting Policies [Line Items]
Upfront selling commissions and dealer manager fee percentage	1.50%		1.50%				1.50%	1.50%	1.50%
Advisor
Significant Accounting Policies [Line Items]
Period to reimburse the advisor for all organization and offering expenses			60 months		60 months	60 months
Organization and offering expenses					$ 7,300
Advisor | Advanced Organization And Offering Costs
Significant Accounting Policies [Line Items]
Organization and offering expenses					$ 7,300	$ 100
Advisor | Advanced Organization And Offering Costs | Primary Offering
Significant Accounting Policies [Line Items]
Organization and offering expenses	$ 7,300		$ 7,300
Advisor | Class T Shares (Member)
Significant Accounting Policies [Line Items]
Advisor Percentage of stockholder servicing fee on NAV per annum			0.65%		0.65%
Dealer Manager | Class S Shares (Member)
Significant Accounting Policies [Line Items]
Upfront selling commissions percentage					3.50%
Dealer Manager | Class S Shares (Member) | Maximum
Significant Accounting Policies [Line Items]
Upfront selling commissions percentage	3.50%		3.50%				3.50%	3.50%	3.50%
Dealer Manager | Class T Shares (Member)
Significant Accounting Policies [Line Items]
Upfront selling commissions percentage					3.00%
Upfront dealer manager fee percentage	0.50%		0.50%		0.50%		0.50%	0.50%	0.50%
Upfront selling commissions and dealer manager fee percentage					3.50%
Dealer stockholder servicing fee percentage			0.20%		0.20%
Annual stockholder servicing fee percentage	0.85%		0.85%		0.85%		0.85%	0.85%	0.85%
Dealer Manager | Class T Shares (Member) | Maximum
Significant Accounting Policies [Line Items]
Upfront selling commissions percentage	3.00%		3.00%				3.00%	3.00%	3.00%
Upfront selling commissions and dealer manager fee percentage	3.50%		3.50%				3.50%	3.50%	3.50%
Dealer Manager | Class D Shares (Member)
Significant Accounting Policies [Line Items]
Upfront selling commissions percentage					1.50%
Upfront dealer manager fee percentage	0.00%		0.00%				0.00%	0.00%	0.00%
Annual stockholder servicing fee percentage	0.25%		0.25%		0.25%		0.25%	0.25%	0.25%
Dealer Manager | Class D Shares (Member) | Maximum
Significant Accounting Policies [Line Items]
Upfront selling commissions percentage	1.50%		1.50%				1.50%	1.50%	1.50%
Dealer Manager | Class S Share And T Shares
Significant Accounting Policies [Line Items]
Annual stockholder servicing fee percentage	0.85%		0.85%		0.85%		0.85%	0.85%	0.85%
Dealer Manager | Class I Shares (Member)
Significant Accounting Policies [Line Items]
Annual stockholder servicing fee percentage	0.00%		0.00%				0.00%	0.00%	0.00%
Dealer Manager | Common Stock Class T, Class S and Class D
Significant Accounting Policies [Line Items]
Annual stockholder servicing fee percentage of gross proceeds limit	8.75%		8.75%		8.75%		8.75%	8.75%	8.75%
Stockholder servicing fees accrued					$ 73,200	44,100
Danish Investment | Interest Rate Cap
Significant Accounting Policies [Line Items]
Derivative, number of instruments held | Derivative	1		1				1	1	1
Derivative, aggregate notional value | kr							kr 301,500,000
Other Revenue
Significant Accounting Policies [Line Items]
Other income	$ 200	$ 200	$ 600	$ 600	800	1,500
Other Income (Expense)
Significant Accounting Policies [Line Items]
Unrealized losses on investments			1,300
Accounts Payable, Accrued Expenses and Other Liabilities
Significant Accounting Policies [Line Items]
Deferred income	5,200		5,200		5,800	$ 6,600
Due to Affiliates | Common Stock Class T, Class S and Class D
Significant Accounting Policies [Line Items]
Stockholder servicing fees accrued	$ 227,400		$ 227,400		$ 73,200